UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 4

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	4/30/2011

Date of reporting period:	1/31/2011

Item 1.	Schedule of Investments

Prudential Muni High Income Fund

Schedule of Investments

as of January 31, 2011 (Unaudited)

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 96.8%
Alabama 0.7%
Cullman Cnty. Healthcare Auth., Cullman Reg. Med. Ctr., Ser. A	Ba1	7.000%	02/01/36	$1,000	$ 919,740
Selma Indl. Dev. Brd. Rev., Gulf Opportunity Zone, Intl. Paper Co.,
Ser. A	Baa3	5.800	05/01/34	1,000	973,770
Ser. A	BBB(c)	6.250	11/01/33	1,750	1,745,572

					3,639,082

Arizona 2.3%
Maricopa Cnty. Indl. Dev. Auth. Hlth. Facs. Rev., Catholic Healthcare West, Ser. A	A2	5.250	07/01/32	2,500	2,250,450
Maricopa Cnty. Poll. Ctrl. Corp. Rev.,
El Paso Elec. Co., Ser. B	Baa2	7.250	04/01/40	1,500	1,607,490
South. Calif. Edison Co., Rfdg. Rmkt., Ser. A	A1	5.000	06/01/35	1,250	1,176,188
Pima Cnty. Indl. Dev. Auth. Rev.,
Ed. Fac.-P.L.C. Charter Sch. Proj.	NR	6.750	04/01/36	1,500	1,233,585
Tucson Elec. Pwr. Co.	Baa3	5.750	09/01/29	1,000	975,990
Tucson Elec. Pwr. Co., San Juan, Ser. A	Baa3	4.950	10/01/20	1,000	959,110
Tucson Elec. Pwr. Co., Ser. A	Baa3	5.250	10/01/40	1,000	884,010
Pinal Cnty. Indl. Dev. Auth., Correct. Facs. Rev., Florence West Prison Proj., Ser. A, A.C.A.	BBB(c)	5.250	10/01/19	3,135	3,022,704

					12,109,527

California 11.9%
California Cnty. Tob. Sec. Agcy., Tob. Conv. Bonds Asset Bkd., Ser. B	NR	5.100	06/01/28	1,750	1,378,965
California Hlth. Facs. Fing. Auth. Rev., St. Joseph Hlth. Sys., Ser. A	A1	5.750	07/01/39	1,000	982,090
California Muni. Fin. Auth. Rev. Eisenhower Med. Ctr., Ser. A	Baa1	5.750	07/01/40	500	448,665
California Poll. Ctrl. Fin. Auth. Rev.,
Solid Wste. Disp., Wste. Mgmt., Inc. PJ-Ser. B, A.M.T.	BBB(c)	5.000	07/01/27	1,000	945,010
Wtr. Facs., Amer. Wtr. Cap. Corp. Proj., 144A	Baa2	5.250	08/01/40	500	454,825
California St.,
GO	A1	6.000	04/01/38	3,500	3,542,420
Var. Purp., GO	A1	5.000	10/01/29	1,500	1,386,675
Var. Purp., GO	A1	5.500	11/01/39	1,000	948,810
Var. Purp., GO	A1	6.000	11/01/39	1,500	1,519,170
California St. Pub. Wks. Brd. Lease Rev., Various Cap. Proj.,
Ser. A-1	A2	6.000	03/01/35	1,500	1,468,140
Ser. G-1	A2	5.750	10/01/30	750	714,330
Ser. I-1	A2	6.375	11/01/34	750	762,975
California Statewide Cmntys. Dev. Auth. Rev.,
Cottage Hlth. Oblig. Grp.	A+(c)	5.000	11/01/40	800	666,504
John Muir Hlth.	A1	5.125	07/01/39	500	440,030
Sch. Fac., Aspire Pub. Sch.	NR	6.000	07/01/30	1,000	905,430
Sr. Living Southn. Calif. Presbyterian Homes	BBB(c)	7.250	11/15/41	500	517,300
Capistrano Unif. Sch. Dist. Cmnty. Facs., Rev., Talega Cmnty. Facs. Dist. #90-2	NR	6.000	09/01/33	1,000	889,340
Chico Redev. Agcy. Tax Alloc. Chico Amended & Merged Redev., A.M.B.A.C.	A+(c)	5.000	04/01/30	2,000	1,693,120
Foothill/Eastern Trans. Corridor Agy. Toll Rd. Rev., Convertible C.A.B.S., Converted to Fixed on 07/15/09	Baa3	5.875	01/15/28	6,700	5,885,950

Golden St. Tob. Secur. Corp. Tob. Settlement Rev.,
Asset Bkd., Ser. A	A2	5.000	06/01/45	1,000	780,250
Asset Bkd., Sr., Ser. A-1	Baa3	5.750	06/01/47	6,515	4,257,487
Lake Elsinore Spl. Tax Cmnty. Facs. Dist.-2-Area A-A	NR	5.450	09/01/36	1,500	1,188,585
Lincoln Impvt. Bond Act 1915, Pub. Fin. Auth. Rev., Twelve Bridges	NR	6.200	09/02/25	3,330	3,176,287
Los Angeles Regional Arpts. Impt. Corp. Lse. Rev., American Airlines, Inc., A.M.T.	Caa2	7.500	12/01/24	3,000	2,946,510
M-S-R Energy Auth. Calif.,
Ser. A	A(c)	6.500	11/01/39	2,000	2,044,500
Ser. A	A(c)	7.000	11/01/34	1,650	1,819,323
Ser. B	A(c)	6.500	11/01/39	2,000	2,044,500

Murrieta Cmnty. Facs. Dist. Spl. Tax., No. 2, The Oaks Impt. Area, Ser. A	NR	5.900	09/01/27	1,000	893,890
Palomar Pomerado Healthcare Dist. Ctfs. Part.	Baa3	6.000	11/01/41	1,800	1,561,518
Perris Cmnty. Facs. Dist., Spec. Tax, No. 01- 2, Avalon Ser. A	NR	6.250	09/01/23	3,000	2,946,090
Port of Oakland, Unrefunded Balance, Ser. K, A.M.T., NATL	A2	5.875	11/01/30	4,960	4,733,874
Rancho Cordova Cmnty. Facs. Dist., Tax No. 2003-1,
Sunridge Anatolia	NR	6.000	09/01/33	1,000	862,030
Sunridge Anatolia	NR	6.100	09/01/37	1,980	1,706,879
Riverside Cnty. Calif. Redev. Agy. Tax. Alloc. Intst. 215 Corridor, Ser. E	Baa2	6.500	10/01/40	2,000	1,894,500
Saugus Unif. Sch. Dist. Spl. Tax Cmnty. Facs. Dist. No. 2002-1	NR	6.000	09/01/33	1,800	1,569,600
South Bayside Wste. Mgmt. Auth. Calif. Solid Wste. Enterprise Shoreway Environmental, Ser. A	A3	6.000	09/01/36	500	485,975
Torrance Calif. Rev., Torrance Mem. Med. Ctrs., Ser. A	A2	5.000	09/01/40	500	418,505
Tustin Cnty. Redev. Agy. Tax Alloc. MCAS Tustin Redev. Proj. Area	A(c)	5.000	09/01/40	1,000	786,580
Vernon California Elec. Sys. Rev., Ser. A	A3	5.125	08/01/21	1,500	1,502,865
Wm. S. Hart Unif. High Sch. Dist., Spl. Tax Cmnty. Fac. Dist. No. 2005-1	NR	5.300	09/01/36	1,000	660,270

					63,829,767

Colorado 1.1%
Colorado Hlth. Facs. Auth. Rev.,
Christian Living Cmntys. Proj., Ser. A	NR	5.750	01/01/37	1,500	1,244,595
Valley View Assn. Proj.	BBB(c)	5.125	05/15/37	1,240	1,014,345
Colorado Springs Memorial Hosp. Rev., Unrefunded balance	A3	6.375	12/15/30	1,260	1,212,586
E-470 Pub. Hwy. Auth. Rev., Ser. C	Baa2	5.375	09/01/26	1,000	906,200
Pub. Auth. Energy Nat. Gas Pur. Rev.	A2	6.500	11/15/38	1,500	1,561,140

					5,938,866

Connecticut 0.8%
Connecticut St. Dev. Auth. Solid Wste. Disp. Facs. Rev., PSEG Pwr. LLC Proj., Ser. A, A.M.T.	Baa1	5.750	11/01/37	1,600	1,471,264
Hamden Fac. Rev., Whitney Ctr. Proj., Ser. A	NR	7.750	01/01/43	1,000	1,014,650
Harbor Point Infrastructure Impt. Dist. Spl. Oblig. Rev., Harbor Point Proj., Ser. A	NR	7.875	04/01/39	2,000	2,014,940

					4,500,854

Delaware 0.4%
Delaware St. Econ. Dev. Auth. Rev., Rfdg. Gas Facs., Delmarva Pwr.	Baa2	5.400	02/01/31	1,000	932,860
Delaware St. Hlth. Facs. Auth. Rev., Beebe Med. Ctr. Proj., Ser. A	Ba3	5.000	06/01/30	2,000	1,414,380

					2,347,240

District of Columbia 0.3%
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. A, A.M.T.	Aa3	5.250	10/01/27	1,500	1,470,525

Florida 6.3%
Capital Tr. Agy. Rev. Rfdg., Air Cargo, Aero Miami FX LLC, Ser. A	Baa3	5.350	07/01/29	2,500	2,275,075
Citizens Ppty. Ins. Corp., Sr. Secd., High Act	A2	6.000	06/01/16	1,500	1,617,240
Florida Dev. Fin. Corp. Edl. Facs. Rev., Renaissance Charter Sch., Ser. A	NR	6.000	09/15/40	1,750	1,459,028
Greater Orlando Aviation Auth., Orlando Arpt. Fac. Rev.,
Spl. Purp. — Jetblue Airways Corp., A.M.T.	NR	6.375	11/15/26	3,000	2,747,250
Spl. Purp. — Jetblue Airways Corp., A.M.T.	NR	6.500	11/15/36	2,000	1,783,340
Highlands Cmnty. Dev. Spl. Assmt. (original cost $400,000; purchased 10/06/05)(d)(e)(f)	NR	5.550	05/01/36	400	201,500

Hillsborough Cnty. Indl. Dev. Auth. Rev.,
Hlth. Facs., Univ. Cmnty. Hosp., Ser. B (Prerefunded 08/15/19)(g)	Baa3	8.000	08/15/32	1,000	1,360,980
Tampa Electric	Baa1	5.650	05/15/18	1,000	1,087,740
Indigo Cmnty. Dev. Dist. Cap. Impvt. Rev.	NR	5.750	05/01/36	1,890	1,036,778
Jacksonville Econ. Dev.,
Anheuser Busch Co., Ser. B, A.M.T.	Baa2	4.750	03/01/47	2,500	1,940,850
Gerdau Ameristeel U.S., Inc., A.M.T.	Ba1	5.300	05/01/37	3,000	2,286,750

Miami Beach Hlth. Facs. Auth. Hosp. Rev., Mount Sinai Med. Ctr., Ser. A	Ba1	6.700	11/15/19	1,000	998,290
Miami Dade Cnty. Expwy. Auth., Ser. A	A3	5.000	07/01/40	1,000	905,920
North Sumter Cnty. Util. Dependent Dist. Util. Rev.	BBB(c)	5.750	10/01/43	1,500	1,393,965
Paseo Cmnty. Dev. Dist. Cap. Impvt. Rev., Ser. A (original cost $1,360,000; purchased 06/17/05)(d)(e)(f)	NR	5.400	05/01/36	1,360	325,448
Reunion West Cmnty. Dev. Dist. Spec. Assmt.(l)	NR	6.250	05/01/36	1,420	721,147
St. Johns. Cnty. Fla. Indl. Dev. Auth. Rev., Presbyterian Retirement, Ser. A	NR	6.000	08/01/45	1,000	940,660
St. Petersburg Hlth. Facs. Auth. Rev., All Childrens Hosp.	A1	6.500	11/15/39	1,500	1,577,655
Sarasota Cnty. Fla. Pub. Hosp. Dist. Hosp. Rev., Sarasota Mem. Hosp. Proj., Ser. A	A1	5.625	07/01/39	1,000	979,810
Seminole Tribe Rev.,
Gaming Div., Tribal Eco. Dev. Bds., Ser. 2010A, 144A	Ba1	5.125	10/01/17	1,500	1,433,055
Spl. Oblig., Ser. A, 144A	Ba2	5.500	10/01/24	1,000	893,980
South Lake Cnty. Hosp. Dist. Rev.,
South Lake Hosp.	A2	5.250	10/01/34	1,250	1,119,162
South Lake Hosp., Ser. A	Baa2	6.250	04/01/39	1,910	1,845,576
Village Cmnty. Dev. Dist. No. 8. Fla. Spl. Assmt. Rev. Rfdg., Phase II	NR	6.125	05/01/39	2,780	2,516,512

					33,447,711

Georgia 1.4%
Burke Cnty. Dev. Auth. Poll. Rev., Oglethorpe Pwr. — Vogtle Proj., Ser. B	Baa1	5.500	01/01/33	1,000	980,000
Clayton Cnty. Dev. Auth. Spl. Facs. Rev., Delta Air Lines,
Ser. A	CCC+(c)	8.750	06/01/29	2,000	2,271,880
Ser. B, A.M.T.	CCC+(c)	9.000	06/01/35	1,000	1,069,840
Fulton Cnty. Residential Care Facs. Rev., Canterbury Court Proj., Ser. A	NR	6.125	02/15/34	1,200	1,001,136
Henry Cnty. Wtr. & Swr. Auth. Rev., A.M.B.A.C.	Aa2	6.150	02/01/20	1,000	1,160,100
Marietta Development Auth. Rev., Life Univ.	Ba3	7.000	06/15/39	1,000	925,010

					7,407,966

Guam 0.2%
Guam Govt., Ser. A	B+(c)	7.000	11/15/39	1,000	1,067,690

Hawaii 0.6%
Hawaii Pac. Hlth. Rev.,
Spl. Purp.	A3	5.750	07/01/40	500	450,465
Spl. Purp. Ser. B	A3	5.500	07/01/40	1,000	868,360
Hawaii St. Dept. Budget & Fin. Spl. Purp. Rev.,
15 Craigside Proj.	NR	9.000	11/15/44	1,000	1,100,490
Hawaiian Elec. Co.	Baa1	6.500	07/01/39	1,000	993,770

					3,413,085

Idaho 0.4%
Idaho Hlth. Facs. Auth. Rev., St. Lukes Hlth. Sys. Proj., Ser. A	A2	6.750	11/01/37	1,000	1,059,150
Idaho Hsg. & Fin. Assn. Rev., North Star Charter Sch. Proj.	BB(c)	9.500	07/01/39	1,000	1,100,770

					2,159,920

Illinois 8.0%
Illinois Fin. Auth. Rev.,
American Water Cap. Corp. Proj.	Baa2	5.250	10/01/39	3,150	2,804,729
Cent. Dupage Health, Ser. B	AA(c)	5.500	11/01/39	1,500	1,411,350
Friendship Vlg. Schaumburg, Ser. A	NR	5.625	02/15/37	1,000	760,030
Illinois Inst. of Technology, Ser. A	Baa3	5.000	04/01/31	2,500	1,816,150
Illinois Inst. of Technology, Ser. A	Baa3	5.000	04/01/36	5,000	3,478,700
Little Co. Mary Hosp. & Hlth.	A+(c)	5.375	08/15/40	1,500	1,290,045
Navistar Intl. Recovery Zone Fac., Gty. Agmt. Navistar, Inc.	B1	6.500	10/15/40	1,000	995,050
NorthWestern Mem. Hosp., Ser. A	Aa2	6.000	08/15/39	1,500	1,533,090
Provena Hlth., Ser. A	Baa1	6.000	05/01/28	1,500	1,419,735
Provena Hlth., Ser. A	Baa1	7.750	08/15/34	1,000	1,063,390
Rush Univ. Med. Ctr. Oblig. Grp., Ser. A	A2	7.250	11/01/38	3,405	3,585,567
Rush Univ. Med. Ctr., Ser. C	A2	6.625	11/01/39	1,000	1,014,760
Silver Cross & Med. Ctrs.	BBB(c)	7.000	08/15/44	3,000	3,091,050
Student Hsg., Rfdg. Edl. Advancement Fd., Inc. Ser. B	Baa3	5.000	05/01/30	5,000	4,125,200
Swedish Covenant, Ser. A	BBB+(c)	6.000	08/15/38	1,500	1,389,960

Illinois Hlth. Facs. Auth. Rev., Lake Forest Hosp., Ser. A	Aa2	6.250	07/01/22	4,200	4,310,628
Metro. Pier & Expo. Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, NATL	A2	5.250	06/15/42	6,000	5,421,540
Railsplitter Tob. Settlement Auth. Rev.	A-(c)	6.000	06/01/28	2,250	2,147,265
Round Lake Rev., Lakewood Spl. Tax #1 (Prerefunded 03/01/13)(g)	NR	6.700	03/01/33	1,000	1,119,450

					42,777,689

Indiana 1.9%
Indiana Hlth. & Edl. Fac. Fin. Auth. Hosp. Rev.,
Cmnty. Foundation Northwest Ind.	BBB+(c)	5.500	03/01/37	2,000	1,710,240
Cmnty. Foundation Northwest Ind., Ser. A	BBB+(c)	6.000	03/01/34	3,000	2,891,070
Indiana St. Fin. Auth. Env. Facs. Rev., Duke Energy Ind., Ser. B	A(c)	6.000	08/01/39	1,000	1,004,620
Indiana St. Fin. Auth. Rev.,
Drexel Fndtn. Edl. Facs. Proj., Ser. A	BBB-(c)	7.000	10/01/39	1,000	942,380
Rfdg. Impt., U.S. Steel Corp.	Ba2	6.000	12/01/26	1,000	959,970
Indiana St. Hsg. Fin. Auth. Single Fam. Mtge. Rev., Ser. B2, A.M.T., G.N.M.A., F.N.M.A.	Aaa	4.000	01/01/34	285	280,121
Indianapolis Ind. Loc. Pub. Impt. Bd. Bk. Wtrwks. Proj., Ser. A	A2	5.750	01/01/38	1,000	1,015,180
Vigo Cnty. Hosp. Auth. Rev., Union Hosp., Inc.	NR	5.800	09/01/47	1,500	1,214,370

					10,017,951

Iowa 0.2%
Altoona Urban Renewal Tax Rev., Annual Appr.	BBB+(c)	6.000	06/01/43	1,000	953,400

Kansas 0.4%
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventist Hlth.	Aa3	5.750	11/15/38	1,000	1,003,320
Wyandotte Cnty. Kans. City Kans. Uni. Govt. Spl. Oblig. Rev., Cap. Apprec. Sales Tax-Sub. Lien, Ser. B	NR	6.243(h)	06/01/21	2,500	1,323,450

					2,326,770

Kentucky 0.8%
Kentucky Economic Dev. Fin. Auth. Hosp. Facs. Rev., Owensboro Med. Health Sys.	Baa2	6.375	06/01/40	3,500	3,286,360
Owen Cnty. Wtrwks. Sys. Rev., Amern. Wtr. Co. Proj.,
Ser. A	Baa2	6.250	06/01/39	500	502,845
Ser. B	Baa2	5.625	09/01/39	500	471,240

					4,260,445

Louisiana 2.5%
Louisiana Loc. Govt. Envir. Facs. & Cmnty. Rev.,
Westlake Chem. Corp., Ser. A-2	Ba2	6.500	11/01/35	1,000	990,040
Woman’s Hosp. Foundation, Ser. A	A3	6.000	10/01/44	2,000	1,816,000
Louisiana Pub. Facs. Auth. Rev.,
Entergy LA LLC Proj.	A3	5.000	06/01/30	1,000	918,550
Franciscan Missionaries Hosp.	A2	6.750	07/01/39	2,000	2,040,960
Rfdg., Lafayette Gen. Med. Ctr.	A3	5.500	11/01/40	500	453,930
Louisiana St. Citizens Ppty. Ins. Assmt. Rev., Ser. C, A.G.C.	Aa3	6.750	06/01/26	2,000	2,240,880
Tobacco Settlement Fing. Corp. Rev., Asset Bkd.,
Ser. 2001B	Baa3	5.500	05/15/30	1,300	1,253,486
Ser. 2001B	Baa3	5.875	05/15/39	4,000	3,630,120

					13,343,966

Maryland 1.4%
Cnty. of Anne Arundel Spl. Oblig., Vlg. South Waugh Chapel Proj., Tax Alloc.	NR	6.250	07/01/40	2,000	1,804,740
Cnty. of Frederick Spl. Oblig., Sub. Urbana Cmnty. Dev. Auth., Ser. B	NR	5.500	07/01/40	2,860	2,524,093
Maryland Econ. Dev. Corp., Potomac Elect. Pwr. Co.	A3	6.200	09/01/22	1,000	1,110,730

Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Rfdg. Charlestown Cmnty.	NR	6.250	01/01/41	1,500	1,424,280
Maryland St. Indl. Dev. Fin. Auth. Rev., Rfdg. Synagro. Baltimore, Ser. A, A.M.T.	NR	5.250	12/01/13	700	710,241

					7,574,084

Massachusetts 2.4%
Massachusetts St. Dev. Fin. Agcy. Rev.,
Alliance Hlth., Ser. A	NR	7.100	07/01/32	3,830	3,440,642
Carleton Willard Vlg.	A-(c)	5.625	12/01/30	400	370,480
Groves in Lincoln-Deacone, Sr. Living Fac. Rev., Ser. B1	NR	7.250	06/01/16	1,000	1,001,560
Linden Ponds, Inc. Fac., Ser. A (original cost $1,020,130; purchased 07/20/07)(d)(f)	NR	5.750	11/15/42	1,000	658,340
Solid Wst. Disp. Rev., Dominion Energy Brayton (Mandatory put date 05/01/19)	Baa2	5.750	12/01/42	1,000	1,049,420

Massachusetts St. Coll. Bldg., Auth. Rev., Proj. & Rfdg. Bonds, Ser. A	Aa1	7.500	05/01/14	1,750	1,948,345
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Lowell Gen. Hosp., Ser. C	Baa1	5.125	07/01/35	2,000	1,765,460
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., A.M.T., NATL	A3	5.000	07/01/32	3,000	2,576,220

					12,810,467

Michigan 4.2%
Detroit Mich. Distr. St. Aid, GO	Aa3	5.250	11/01/35	500	459,145
Detroit Mich. Sewer Disp. Rev., Sr. Lien, Ser. B, A.G.M.	Aa3	7.500	07/01/33	1,000	1,158,070
Kalamazoo Hosp. Fin. Auth. Borgess Hosp. Fac. Rev., E.T.M., F.G.I.C.(d)(g)(i)	Aaa	9.735	06/01/11	100	100,792
Kent Hosp. Fin. Auth. Rev., Metro. Hosp. Proj., Ser. A	BB+(c)	6.250	07/01/40	3,000	2,719,110
Michigan Fin. Auth. Ltd. Oblig. Rev., Pub. Sch. Academy, Old Redford, Ser. A	BBB(c)	6.500	12/01/40	745	682,100
Michigan Pub. Edl. Facs. Auth. Rev., Rfdg. Ltd. Oblig.-Black River Sch.	NR	5.800	09/01/30	1,250	1,003,137
Michigan St. Hosp. Fin. Auth. Rev.,
Henry Ford Hlth.	A1	5.750	11/15/39	1,000	918,560
Henry Ford Hlth. Sys. Rfdg., Ser. A	A1	5.250	11/15/46	3,000	2,494,800
McLaren Healthcare Corp.	Aa3	5.750	05/15/38	1,500	1,469,520
Michigan St. Strategic Fd. Ltd. Oblig. Rev.,
Detroit Ed., Rmkt.	A2	5.625	07/01/20	1,000	1,035,040
Dow Chemical, Ser. A-1, A.M.T. (Mandatory put date 06/02/14)	A-3	6.750	12/01/28	1,000	1,070,310
Dow Chemical, Ser. B-1	A-3	6.250	06/01/14	1,000	1,082,120
Michigan Strategic Fund Solid Wste. Disp. Rev., Wste. Mgmt., Inc., A.M.T.	BBB(c)	4.500	12/01/13	1,000	1,027,420
Royal Oak Mich. Hosp. Fin. Auth. Hosp. Rev.,
William Beaumont Hosp.	A1	8.250	09/01/39	2,150	2,394,046
William Beaumont Hosp., Ser. W	A1	6.000	08/01/39	1,000	955,430
Summit Academy Pub. Sch., Academy Rev., Rfdg.	BB+(c)	6.250	11/01/25	2,060	1,820,546
Summit Academy North Pub. Sch., Academy Rev., Rfdg.	BB+(c)	5.500	11/01/30	1,500	1,170,135
Wayne Charter Cnty. Mich. Bldg. Impt., Ser. A, GO	A3	6.750	11/01/39	990	991,832

					22,552,113

Minnesota 0.2%
St. Paul Hsg. & Redev. Auth. Hosp. Rev., Hlth. East Proj.	Ba1	6.000	11/15/35	1,000	849,890

Mississippi 0.2%
Warren Cnty. Gulf Opportunity Zone, Intl. Paper, Ser. A	BBB(c)	6.500	09/01/32	1,000	1,016,780

Missouri 0.3%
Manchester Tax Increment & Transn. Rev., Rfdg. Hwy 141, Manchester Rd. Proj.	NR	6.875	11/01/39	1,500	1,391,475

Nevada 0.7%
Clark Cnty. Arpt. Rev., Jet Aviation Fuel Tax,
Ser. C, A.M.B.A.C., A.M.T.	A1	5.375	07/01/16	1,000	1,045,300
Ser. C, A.M.B.A.C., A.M.T.	A1	5.375	07/01/17	1,000	1,038,260
Clark Cnty. Impvt. Dist. Rev., Impvt. Dist. No. 142, Loc. Impvt.	NR	6.100	08/01/18	1,870	1,806,831

					3,890,391

New Hampshire 0.5%
New Hampshire Hlth. & Ed. Facs. Auth. Rev., Dartmouth-Hitchcock	A+(c)	6.000	08/01/38	1,750	1,805,177
New Hampshire St. Business Fin. Auth. Poll. Ctrl. Rev., United Illuminating Co. Proj., A.M.T. (Mandatory put date 02/01/12)	Baa2	7.125	07/01/27	1,000	1,040,450

					2,845,627

New Jersey 7.6%
Burlington Cnty. Bridge Commn. Econ. Dev. Rev., The Evergreens Proj.	NR	5.625	01/01/38	1,000	788,200
New Jersey Econ. Dev. Auth. Rev.,
Cigarette Tax	Baa3	5.500	06/15/24	1,000	919,010
Cigarette Tax	Baa3	5.625	06/15/19	1,250	1,233,925
Cigarette Tax	Baa3	5.750	06/15/34	750	656,017
Continental Airlines, Inc. Proj., Spec. Facs. Rev., A.M.T.	B3	6.250	09/15/29	6,530	5,910,891
Continental Airlines, Inc., A.M.T.	B3	6.400	09/15/23	2,000	1,890,060
Cranes Mill Proj. First Mtge., Ser. A	NR	5.875	07/01/28	1,000	891,390
Franciscan Oaks Proj. First Mtge. Rfdg.	NR	5.700	10/01/17	165	158,450
Gloucester Marine, Ser. B, A.M.T.	NR	6.875	01/01/37	3,000	2,512,800

New Jersey Healthcare Facs. Fin. Auth. Rev.,
Rfdg., Holy Name Med. Ctr.	Baa2	5.000	07/01/25	1,625	1,423,906
Rfdg., Hackensack Univ. Med.	Baa1	5.000	01/01/34	500	444,400
St. Josephs Healthcare Sys.	Ba1	6.625	07/01/38	3,000	2,942,220
Virtua Hlth.	A(c)	5.750	07/01/33	2,000	2,003,860
New Jersey St. Ed. Facs. Auth. UMDNJ Rfdg., Univ. Med. & Dentistry, Ser. B	Baa1	7.500	12/01/32	1,000	1,082,340
New Jersey St. Transn. Tr. Fd. Sys. Auth., Ser. A	Aa3	5.875	12/15/38	2,000	2,086,160
New Jersey St. Tpke. Auth. Tpke. Rev., Growth & Income Secs., Ser. B, A.M.B.A.C., C.A.B.S. (Converts to 5.15% on 01/01/15)	A3	6.100(h)	01/01/35	4,000	3,024,600
Tobacco Settlement Fing. Corp., NJ Rev., Rfdg.,
Ser. 1A	Baa3	4.500	06/01/23	5,400	4,509,108
Ser. 1A	Baa3	4.625	06/01/26	5,000	3,541,050
Ser. 1A	Baa3	4.750	06/01/34	3,000	1,784,160
Ser. 1A	Baa3	5.000	06/01/41	4,500	2,711,340

					40,513,887

New Mexico 0.8%
Farmington Poll. Ctrl. Rev., Rfdg., Pub. Svc. NM San Juan, Ser. A (Mandatory put date 06/01/20)	Baa3	5.200	06/01/40	2,150	2,028,246
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mtge., Ser. E, A.M.T., G.N.M.A., F.N.M.A., F.H.L.M.C.	AAA(c)	5.500	07/01/35	1,195	1,261,872
New Mexico St. Hosp. Equip. Ln. Council Hosp. Rev., Presbyterian Healthcare	Aa3	5.000	08/01/39	1,250	1,112,975

					4,403,093

New York 3.5%
Brooklyn Arena Local Dev. Corp., Barclays Ctr. Proj.	Baa3	6.375	07/15/43	1,250	1,216,750
Chautauqua Cnty. Indl. Dev. Agcy. Exempt Fac. Rev., Dunkirk Pwr. Proj.	Baa3	5.875	04/01/42	500	471,100
Erie Cnty. Tob. Asset Securitization Corp. Cap. Apprec.,
Asset Bkd.-1st Sub., Ser. B, C.A.B.S.	NR	10.530(h)	06/01/47	5,000	120,150
Asset Bkd.-2nd Sub., Ser. C, C.A.B.S.	NR	11.968(h)	06/01/50	4,000	58,600
Long Island Pwr. Auth. Elec. Sys. Rev.,
Ser. A	A3	6.000	05/01/33	1,500	1,594,005
Ser. A	A3	6.250	04/01/33	500	542,490
New York City Indl. Dev. Agcy. Rev.,
Civic Fac., Staten Island Univ. Hosp. Proj., Ser. B	Baa3	6.375	07/01/31	945	909,203
Spl. Fac., American Airlines, JFK Int’l. Arpt., A.M.T.	B-(c)	7.125	08/01/11	1,295	1,296,412
Spl. Fac., American Airlines, JFK Int’l. Arpt., A.M.T.	B-(c)	7.500	08/01/16	1,500	1,530,345
Spl. Fac., American Airlines, JFK Int’l. Arpt., A.M.T.	B-(c)	7.750	08/01/31	2,000	2,081,220
Spl. Fac., Terminal One Group Assn. Proj., A.M.T.	A3	5.500	01/01/24	2,450	2,409,893
New York St. Dorm. Auth. Rev.,
Nonst. Supported Debt, NYU Hosp. Ctr., Ser. A	Baa1	6.000	07/01/40	1,000	975,670
Orange Reg.-Med. Ctr.	Ba1	6.250	12/01/37	1,500	1,370,700
Port Auth. of NY & NJ Spl. Oblig. Rev.,
JFK Intl. Air Terminal	Baa3	5.000	12/01/20	500	483,155
JFK Intl. Air Terminal	Baa3	6.000	12/01/42	2,500	2,359,675
Suffolk Cnty. Indl. Dev. Agcy. Rev., Keyspan, Port Jefferson, A.M.T.	Baa1	5.250	06/01/27	1,500	1,404,225

					18,823,593

North Carolina 0.3%
North Carolina Eastn. Mun. Pwr. Agcy. Pwr. Sys. Rev., Ser. C	Baa1	6.750	01/01/24	1,000	1,111,130
North Carolina Med. Care Commn. Ret. Facs. Rev., First Mtg. Galloway Ridge, Proj., Ser. A	NR	6.000	01/01/39	750	673,642

					1,784,772

North Dakota 0.4%
Ward Cnty. Healthcare Facs. Rev., Trinity Oblig. Rfdg., Group B	BBB+(c)	6.250	07/01/21	2,000	2,001,220

Ohio 3.8%
Buckeye Tob. Settlement Fin. Auth., Asset Bkd. Sr. Turbo,
Ser. A-2	Baa3	5.125	06/01/24	6,200	4,658,246
Ser. A-2	Baa3	5.375	06/01/24	2,995	2,310,133
Ser. A-2	Baa3	5.875	06/01/30	3,500	2,432,815
Ser. A-2	Baa3	5.875	06/01/47	1,000	655,800
Ser. A-2	Baa3	6.500	06/01/47	2,500	1,803,600

Cuyahoga Cnty. Hosp. Facs. Rev., Canton, Inc. Proj.	Baa1	7.500	01/01/30	2,930	2,944,093
Montgomery Cnty. Ohio Rev., Miami Valley Hosp., Ser. A	Aa3	6.250	11/15/39	1,500	1,529,130
Ohio St. Air Quality Dev. Auth. Rev., Poll. FirstEngery Generation,
Ser. A	Baa1	5.700	02/01/14	1,500	1,621,680
Ser. C	Baa1	5.625	06/01/18	500	525,400
Ohio St. Wtr. Dev. Auth.
Allied Solid Wste. N.A., Inc., Ser. A, A.M.T.	BBB(c)	5.150	07/15/15	1,250	1,263,138
FirstEnergy Generation, Ser. A (Mandatory put date 06/01/16)	Baa1	5.875	06/01/33	500	533,045

					20,277,080

Oklahoma 0.4%
Tulsa Cnty. Indl. Auth. Sr. Living Cmnty. Rev., Montereau, Inc. Proj., Ser. A	NR	7.125	11/01/30	1,000	970,820
Tulsa Arpts. Impt. Tr. Gen. Rev., Ser. A	A3	5.375	06/01/24	1,000	993,060

					1,963,880

Pennsylvania 5.0%
Allegheny Cnty. Hosp. Dev. Auth. Rev., Hlth Sys.,
West Penn, Ser. A	B1	5.000	11/15/17	1,975	1,718,665
West Penn, Ser. A	B1	5.000	11/15/28	1,000	697,290
West Penn, Ser. A	B1	5.375	11/15/40	2,000	1,329,120
Butler Cnty. Hosp. Auth. Rev., Butler Hlth. Sys. Proj.	Baa1	7.250	07/01/39	1,000	1,078,850
Cumberland Cnty. Mun. Auth. Rev.,
Asbury PA Oblig. Grp.	NR	6.125	01/01/45	2,000	1,719,880
Diakon Lutheran	NR	6.375	01/01/39	1,000	967,690
Fulton Cnty. Indl. Dev. Auth. Hosp. Rev., Med. Ctr. Proj.	NR	5.900	07/01/40	1,000	785,380
Northampton Cnty. Gen. Purp. Auth. Hosp. Rev., St. Lukes Hosp. Proj., Ser. A	A3	5.500	08/15/35	1,000	912,300
Pennsylvania Econ. Dev. Fin. Auth.,
Res. Recov. Rfdg., Colver Proj., Ser. F, A.M.B.A.C., A.M.T.	Ba1	4.625	12/01/18	4,500	4,001,760
Res. Recov. Rfdg., Sub., Colver Proj., Ser. G, A.M.T.	NR	5.125	12/01/15	1,600	1,483,056
Sew Sludge Disp. Rev., Philadelphia Biosolids	Baa3	6.250	01/01/32	750	745,620
US Airways Grp., Ser. B, Gty. Agmt.	Caa3	8.000	05/01/29	500	497,675
Philadelphia, PA, GO, Ser. B, A.G.C.	Aa3	7.125	07/15/38	1,500	1,637,070
Philadelphia Auth. For Indl. Dev. Rev., Please Touch Museum Proj.	BBB-(c)	5.250	09/01/31	1,500	1,191,090
Philadelphia Gas Wks. Rev., Ser. 9,	Baa2	5.250	08/01/40	500	451,610
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev.,
Grad. Hlth. Sys. (original cost $915,255; purchased 01/22/98)(d)(e)(f)	NR	7.000	07/01/15	908	9
Grad. Hlth. Sys. (original cost $1,264,342; purchased 01/28/98-06/23/98)(d)(e)(f)	NR	7.250	07/01/18	1,248	12
Grad. Hlth. Sys., Ser. A (original cost $1,039,576; purchased 01/21/98-07/06/98)(d)(e)(f)	NR	6.250	07/01/13	1,108	11
Somerset Cnty. Hosp. Auth. Rev.,
GF Somerset Healthcare First Mtge. (original cost $1,106,647; purchased 02/10/97)(d)(f)(j)	NR	4.200	06/01/09**	1,095	650,649
GF Somerset Healthcare First Mtge. (original cost $8,898,687; purchased 02/10/97)(d)(f)(j)	NR	4.250	06/01/24	8,805	5,212,296
Susquehanna Area Regional Arpt. Auth., A.M.T.	Baa3	6.500	01/01/38	1,500	1,388,625

					26,468,658

Puerto Rico 3.2%
Puerto Rico Comwlth., Rfdg. Pub. Impt., Ser. C, GO	A3	6.000	07/01/39	800	780,784
Puerto Rico Comwlth. Govt. Dev. Bank Sr. Notes., Ser. C, A.M.T.	A3	5.250	01/01/15	2,000	2,077,980
Puerto Rico Comwlth. Hwy. & Transn. Auth. Hwy. Rev., Ser. CC	A2	5.500	07/01/28	2,500	2,384,100

Puerto Rico Pub. Bldg. Auth. Rev.,
Govt. Facs., Ser. P	A3	6.750	07/01/36	750	789,225
Gtd. Rfdg. Govt. Facs., Ser. M	A3	6.000	07/01/20	2,500	2,607,575
Puerto Rico Elec. Pwr. Auth. Rev., Ser. XX	A3	5.250	07/01/40	2,000	1,754,020
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev.,
Cap. Apprec., Ser. A	A1	6.740(h)	08/01/33	5,000	1,125,150
First Sub., Ser. A	A1	5.500	08/01/42	1,500	1,390,440
First Sub., Ser. A	A1	5.750	08/01/37	1,000	973,490
First Sub., Ser. A	A1	6.000	08/01/42	1,500	1,495,365
First Sub., Ser. C	A1	5.250	08/01/41	2,000	1,788,640

					17,166,769

Rhode Island 0.4%
Rhode Island St. Hlth. & Edl. Bldg. Corp. Rev., Hosp. Fing., Lifespan Oblig., Ser. A	A3	7.000	05/15/39	2,000	2,119,500

South Dakota 0.6%
Educational Enhancement Funding Corp., Tobacco, Ser. B	Baa3	6.500	06/01/32	2,555	2,455,176
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Sanford Hlth.	A1	5.500	11/01/40	625	599,363

					3,054,539

Tennessee 2.5%
Bradley Cnty. Ind. Dev. Brd. Rev., Rfdg. Olin Corp. Proj., Ser. C	Ba1	6.625	11/01/17	2,000	1,951,860
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev.,
Mountain States Hlth. Alliance	Baa1	6.000	07/01/38	1,000	912,610
Rfdg. First Mtge., Mountain States Hlth., Ser. A, NATL, E.T.M.(g)	Baa1	6.750	07/01/17	2,000	2,335,560
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs. Rev., Covenant Hlth., Ser. A, C.A.B.S.	A-(c)	6.770(h)	01/01/35	1,000	208,790
Rutherford Cnty. Hlth. & Edl. Facs., First Mtge. Rev., Group Homes, Inc.	NR	9.500	12/01/19	3,600	3,602,952
Tennessee Energy Acquisition Corp. Gas Rev.,
Ser. C	Baa3	5.000	02/01/18	2,000	1,977,360
Ser. C	Baa3	5.000	02/01/22	1,000	958,350
Ser. C	Baa3	5.000	02/01/25	1,500	1,402,410

					13,349,892

Texas 14.3%
Alliance Arpt. Auth. Inc. Tex. Spl. Facs. Rev., American Airlines Inc. Proj., A.M.T.	CCC+(c)	5.750	12/01/29	2,500	1,872,725
Austin Convention Enterprises, Inc., Convention Ctr., Rfdg.,
Second Tier, Ser. B	Ba2	5.750	01/01/24	1,000	887,000
Second Tier, Ser. B	Ba2	5.750	01/01/34	1,000	845,940
Brazos River Auth. Poll. Ctrl. Rev.,
TXU Energy Co. LLC Proj., Ser. D (Mandatory put date 10/01/14)	Ca	5.400	10/01/29	1,000	400,710
TXU Energy Co. LLC, Rfdg., A.M.T.	Ca	5.400	05/01/29	2,000	611,200
TXU Energy Rfdg. Elec. Rmkt., A.M.T.	Ca	8.250	10/01/30	3,000	1,118,280
Capital Area Cultural Ed. Facs. Fin. Corp. Rev., Roman Catholic Diocese, Ser. B, Rmkt.	Baa2	6.125	04/01/45	2,000	1,841,200
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien	Baa3	5.750	01/01/25	1,000	963,800
Clifton Higher Ed. Fin. Corp. Rev.,
Tejano Ctr. Cmnty.	BBB-(c)	9.000	02/15/38	2,000	2,211,060
Uplift Ed., Ser. A	BBB-(c)	6.125	12/01/40	1,000	838,980
Dallas-Fort Worth Int’l. Arpt. Fac. Impvt. Corp. Rev., Rfdg.,
American Airlines, Inc.	Caa2	6.000	11/01/14	3,000	2,904,450
American Airlines, Inc., A.M.T.	CCC+(c)	5.500	11/01/30	2,000	1,437,820
American Airlines, Inc., A.M.T.	Caa2	6.375	05/01/35	3,000	2,359,260
Decatur Hosp. Auth. Rev., Wise Reg. Hlth. Sys., Ser. A	NR	7.125	09/01/34	3,000	2,805,090

Hale Ctr. Edu. Facs. Corp. Rfdg. & Impt., Wayland Baptist	A-(c)	5.000	03/01/35	1,250	1,053,988
Harris Cnty. Cultural Ed. Fac. Fin. Corp. Rev., Methodist Hosp. Sys., Ser. B	AA(c)	5.500	12/01/18	500	554,310
Harris Cnty. Indl. Dev. Corp. Solid Wste. Disp. Rev., Deer Park Refining Proj.	A2	5.000	02/01/23	750	733,268
Katy Dev. Auth. Rev., Tax Increment Contract, Ser. B	NR	6.000	06/01/18	1,600	1,518,912
La Vernia Higher Ed. Fin. Corp. Ed. Rev., Kipp Inc., Ser. A	BBB(c)	6.375	08/15/44	1,000	977,650
Lamar Cons. Indpt. Sch. Dist., Rfdg. Sch. House, GO, P.S.F.G.(k)	Aaa	5.000	02/15/21	1,000	1,079,870

Love Field Airport Modernization Corp. Spl. Facs. Rev., Southwest Airlines Co. Proj.	Baa3	5.250	11/01/40	3,500	3,076,255
Lower Colorado Riv. Auth. Rev., Rfdg. & Impt.,
Ser. A (Prerefunded 05/15/15)(g)	A1	7.250	05/15/37	4,905	6,021,672
Ser. A, Unrefunded Balance	A1	7.250	05/15/37	95	102,542
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., Bnds.
AEP Texas Proj., Rfdg. Ser. B, Rmkt., A.M.B.A.C., A.M.T.	Baa2	4.550	05/01/30	2,000	1,662,580
Cent. Pwr. & Lt. Co. Proj., Ser. A	Baa2	6.300	11/01/29	1,000	1,011,350
Mission Econ. Dev. Corp. Allied Wste., Inc., Proj. A, A.M.T.	Baa3	5.200	04/01/18	2,000	2,006,900
North Tex. Twy. Auth. Rev., Rfdg.,
First Tier, Ser. A	A2	5.750	01/01/40	3,500	3,289,230
First Tier, Ser. A	A2	6.250	01/01/39	1,500	1,505,460
First Tier, Ser. C	A2	5.250	01/01/44	2,250	1,940,130
First Tier, Sys.	A2	6.000	01/01/38	2,000	1,955,500
Second Tier, Ser. F	A3	5.750	01/01/38	2,500	2,325,750
Pharr Higher Ed. Fin. Auth. Ed. Rev., Idea Pub. Sch., Ser. A	BBB(c)	6.500	08/15/39	1,000	969,720
Sabine River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. B	Ca	6.150	08/01/22	1,000	325,310
San Juan Higher Edu. Fin. Auth. Rev. Idea Pub. Schs., Ser. A	BBB(c)	6.700	08/15/40	1,000	994,860
San Leanna Ed. Facs. Corp. Higher Ed. Rev., Rfdg., Saint Edwards Univ. Proj.	Baa2	4.750	06/01/32	2,750	2,196,645
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp., Hosp. Rev.,
Mirador Proj. Ret. Fac., Temps. 75, Ser. B-1	NR	7.250	11/15/16	1,000	1,003,710
Scott & White Healthcare	A1	5.250	08/15/40	2,500	2,176,925
Stayton At Museum Way Sr. Living Ctr. Proj. Temps., Ser. C-1	NR	7.500	11/15/16	1,000	977,460
Texas Mun. Pwr. Agcy. Rev., NATL, E.T.M., C.A.B.S.(g)	A2	2.040(h)	09/01/15	50	45,564
Texas Mun. Gas Acquisition & Supply Corp.,
Gas Supply Rev., Sr. Lien, Ser. A	A2	5.250	12/15/26	3,900	3,618,030
Sr. Lien, Ser. D	A2	6.250	12/15/26	2,000	2,058,820
Texas Private Activity Surface Transn. Corp., Sr. Lien,
LBJ Infrastructure	Baa3	7.000	06/30/40	4,670	4,701,569
NTE Mobility Partners	Baa2	6.875	12/31/39	2,000	1,993,620
Texas St. Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev.,
Ed. Cosmos Fndtn., Ser. A	BBB(c)	5.375	02/15/37	1,000	842,060
Ed. Cosmos Fndtn., Ser. A	BBB(c)	6.200	02/15/40	1,000	936,350
Idea Pub. Sch. Proj., Ser. A, A.C.A.	BBB(c)	5.000	08/15/30	2,000	1,636,260

					76,389,785

Utah 0.3%
Riverton Utah Hosp. Rev., IHC Hlth. Svcs., Inc.	Aa1	5.000	08/15/41	1,500	1,373,085

Virgin Islands 0.1%
Virgin Islands Pub. Fin. Auth. Rev., Matching Fd. Ln. Diageo, Ser. A	Baa3	6.750	10/01/37	750	750,443

Virginia 0.9%
Norfolk Redev. & Hsg. Auth. Multi-Fam. Rental Hsg. Fac. Rev., Sussex Apts., A.M.T.	NR	8.000	09/01/26	5,025	5,025,151

Washington 1.9%
FYI Properties Wash. Lease Rev., Washington St. Dist. Proj.	AA(c)	5.500	06/01/39	1,000	984,400
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev.,
Skagit Valley Hosp.	Baa2	5.375	12/01/22	1,190	1,151,182
Skagit Valley Hosp.	Baa2	5.500	12/01/30	1,250	1,119,325
Skagit Valley Hosp.	Baa2	5.750	12/01/32	1,000	910,900
Skagit Valley Hosp.	Baa2	5.750	12/01/35	625	561,194
Tobacco Settlement Fin. Corp. Auth. Tobacco Settlement Rev., Asset Bkd.	Baa3	6.500	06/01/26	2,045	2,057,352

Washington St. Healthcare Fac. Auth. Rev.,
Overlake Hosp. Med. Ctr.	A3	5.500	07/01/30	1,115	1,060,086
Seattle Childrens Hosp.	Aa3	5.625	10/01/38	1,250	1,235,200
Swedish Hlth. Svcs., Ser. A	A2	6.500	11/15/33	1,000	1,037,480

					10,117,119

Wisconsin 0.6%
Milwaukee Redev. Auth. Redev. Rev., Science Ed. Consortium Proj., Ser. A	BBB-(c)	5.750	08/01/35	1,500	1,209,045
Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
Beaver Dam Cmnty. Hosp., Inc., Ser. A	NR	6.750	08/15/34	1,250	1,177,850
Eastcastle Place, Inc. Proj.	NR	6.125	12/01/34	1,000	719,600

					3,106,495

Wyoming 0.1%
Campbell Cnty. Solid Wste. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	A1	5.750	07/15/39	500	515,160

Total long-term investments (cost $560,658,667)					517,147,402

SHORT-TERM INVESTMENT 0.1%
Alabama
Mobile Cnty. Indl. Dev. Auth. Rev. Rfdg., Poll. Ctrl., ExxonMobil Proj., F.R.D.D. (cost $700,000)	VMIG1	0.220(b)	07/15/32	700	700,000

Total Investments 96.9% (cost $561,358,667)(m)					517,847,402
Other assets in excess of liabilities(n) 3.1%					16,520,402

Net Assets 100.0%					$534,367,804

*	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
**	The 2009 bonds remain an outstanding obligation of Somerset. Revised maturity date to be determined.
†	The ratings reflected are as of January 31, 2011. Ratings of certain bonds may have changed subsequent to that date.
(a)	The following abbreviations are used in portfolio descriptions:

144A—Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

A.C.A.—ACA Financial Guaranty Corp.

A.G.C.—Assured Guaranty Corp.

A.G.M.—Assured Guaranty Municipal Corp.

A.M.B.A.C.—American Municipal Bond Assurance Corp.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Co.

F.H.L.M.C.—Federal Home Loan Mortgage Corp.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate Daily Demand Note.

G.N.M.A.—Government National Mortgage Association.

GO—General Obligation.

LLC—Limited Liability Corp.

NATL—National Public Finance Guaranty Corp.

NR—Not Rated by Moody’s or Standard & Poor’s.

P.S.F.G.—Permanent School Fund Guarantee Program.

(b)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at January 31, 2011.
(c)	Standard & Poor’s rating.
(d)	Indicates a security that has been deemed illiquid.
(e)	Represents issuer in default of interest payments or principal repayments; non-income producing security.
(f)	Indicates a security restricted to resale; the aggregate original cost of such securities is $16,004,637. The aggregate value of $7,048,265 is approximately 1.3% of net assets.
(g)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(h)	Represents zero coupon bond or step bond. Rate shown reflects the effective yield at January 31, 2011.
(i)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate as of January 31, 2011.
(j)	Represents issuer in default of interest payments or principal repayments; stated rate does not reflect the current yield.
(k)	All or a portion of security is segregated as collateral for financial futures transactions.
(l)	Represents issuer in default of interest payments or principal repayments.
(m)	The United States federal income tax basis of the Fund’s investments and net unrealized depreciation as of January 31, 2011 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$559,097,311	$12,266,315	$(53,516,224)	$(41,249,909)

The difference between book and tax basis were primarily attributable to the difference between financial and tax reporting with respect to accretion of market discount and other adjustments as of the most recent fiscal year end.

(n)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on financial futures as follows:

Open futures contracts outstanding at January 31, 2011:

Number of Contracts	Type	Expiration Date	Value at January 31, 2011	Value at Trade Date	Unrealized Appreciation (Depreciation)(1)
	Short Positions:
30	5 Year U.S. Treasury Notes	Mar. 2011	$3,552,422	$3,585,525	$33,103
45	10 Year U.S. Treasury Notes	Mar. 2011	5,435,859	5,397,601	(38,258)
82	U.S. Long Bonds	Mar. 2011	9,891,250	10,149,789	258,539

					$253,384

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2011.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$517,847,402	$—
Other Financial Instruments*
Futures Contracts	253,384	—	—

Total	$253,384	$517,847,402	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal Bonds
Balance as of 04/30/10	$7,020,011
Realized gain (loss)	(17,210,638)
Change in unrealized appreciation (depreciation)	20,079,987
Purchases	—
Sales	(9,889,360)
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 01/31/11	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

The Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

The Fund invests in variable rate securities including securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty dates are valued at fair value.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 4

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date March 21, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 21, 2011

*	Print the name and title of each signing officer under his or her signature.